UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07344
Morgan Stanley California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley California Insured Municipal Income Trust
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Tax-Exempt Municipal Bonds (117.1%)
	California (135.8%)
$750	Alameda County Joint Powers Authority, Ser 2008 A (FSA Insd)	5.00%		12/01/25	$764,520
585	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00		08/01/28	598,408
4,970	Anaheim City School District, Ser 2007 (MBIA Insd)	0.00		08/01/24	2,105,391
4,000	Anaheim Electric, Ser 2007-A (MBIA Insd)	4.50		10/01/37	3,621,200
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35		12/01/27	5,069,650
3,000	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25		12/01/19	3,136,327
1,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Ser 2006 B (FGIC Insd)	5.00		05/01/31	959,260
2,000	California State University, Ser 2003 A (FGIC Insd)	5.25		11/01/21	2,064,660
2,000	California State University, Ser 2005 A (AMBAC Insd)	5.00		11/01/35	1,982,200
2,000	California, Veterans Ser BH (AMT) (FSA Insd)	5.40		12/01/16	2,011,440
1,000	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (AMBAC Insd)	5.00		06/01/36	979,330
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Special Tax Ser 2005 (FGIC Insd)	5.00		09/01/29	942,760
2,000	Chula Vista Public Financing Authority, Ser A 2005 (MBIA Insd)	5.00		09/01/29	1,924,280
5,060	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00		10/01/20	5,241,958
2,135	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00		10/01/21	2,195,015
2,240	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00		10/01/22	2,302,026
2,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00		11/01/25	2,005,160
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd) (a)	5.00		07/01/32	994,430
2,560	Fontana Unified School District, Ser B (FSA Insd)	0.00		08/01/29	825,958
4,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00		06/01/38	3,605,600
2,475	Grossmont Union High School District, Ser 2006 (MBIA Insd)	0.00		08/01/24	1,059,449
2,000	Kern County Board of Education, Refg 2006 Ser A COPs (MBIA Insd)	5.00		06/01/31	1,967,760
770	Kern County Water Agency, Ser 2008 A COPs (AGC Insd)	5.00		05/01/28	748,294
3,000	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25		09/01/24	3,087,900
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)	5.00		09/01/22	2,043,020
2,750	Long Beach Harbor, Ser 1995 (AMT) (MBIA Insd)	5.00		05/15/24	2,665,135
4,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)	5.25		07/01/21	4,160,800
5,000	Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (MBIA Insd)	5.00		07/01/27	5,062,799
3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 A (FGIC Insd)	4.75		01/01/31	2,796,090
2,000	Los Angeles Unified School District, Ser 2006 F (MBIA Insd)	5.00		07/01/30	2,001,200
7,000	Los Angeles Wastewater, Refg Ser 2003 B (FSA Insd)	5.00		06/01/22	7,165,340
4,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00		10/01/33	4,016,000
2,000	Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)	5.00		10/01/36	2,004,380
3,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA Insd)	5.00		09/01/22	3,074,220
4,000	Modesto Irrigation District, Ser 2001 A COPs (FSA Insd)	5.00		07/01/26	4,028,520
5,000	Modesto, Community Center Refg 1993 Ser A COPs (AMBAC Insd)	5.00		11/01/23	5,086,300
3,000	Oakland, Ser 2003 A (MBIA Insd)	5.00		01/15/33	2,962,410
750	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00		08/01/25	743,220
790	Placer County Water Agency, Ser 2008 (FSA Insd)	4.75		07/01/29	770,534
3,000	Port of Oakland, 2000 Ser K (AMT) (FGIC Insd)	5.875		11/01/17	3,027,570
6,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (b)	5.25		06/15/11	6,410,700
6,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd) (b)	5.25		06/15/11	6,410,700
4,000	Poway Uniform School District Public Financiing Authority, Ser 2007 (AMBAC Insd)	4.625		09/15/42	3,630,080
770	Redding, Electric System Ser 2008 A (FSA Insd)	5.00		06/01/26	786,147
365	Redding, Electric System Ser 2008 A (FSA Insd)	5.00		06/01/27	371,504
1,585	Riverside California Electric Revenue Ser 2008 A (FSA Insd)	5.00		10/01/28	1,621,693
4,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00		11/01/13	4,029,320
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Refg Issue 27A (AMT) (MBIA Insd)	5.25		05/01/26	4,782,600
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	5.00		07/01/28	1,129,849
4,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50		09/01/37	3,533,320
1,000	San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA Insd)	11.38	(c)	06/15/30	1,052,540
5,855	San Francisco City & County, City	5.00		06/15/28	5,915,716
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31	5,026,400
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA Insd)	5.25		01/15/30	1,796,920
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37	7,939,041
4,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25	4,024,840
4,690	Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC Insd)	5.50		08/01/21	4,690,844
1,700	School Facilities Finincing Authority Revenue	0.00		08/01/26	634,593
2,345	School Facilities Finincing Authority Revenue	0.00		08/01/29	730,749
300	School Facilities Finincing Authority Revenue	0.00		08/01/30	87,873
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)	5.00		09/01/30	967,500
2,150	Turlock Irrigation District, Refg 1998 Ser A (MBIA Insd)	5.00		01/01/26	2,156,601
770	Tustin Unified School District, Ser 2008 C (FSA Insd)	5.00		06/01/25	795,941
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00		05/15/22	2,045,980
1,000	University of California, Limited Prospects Ser 2003 B (AMBAC Insd)	5.00		05/15/30	1,010,440
5,000	University of California, Multi Purpose Ser 2003 Q (FSA Insd)	5.00		09/01/23	5,121,900
2,225	University of California, USLA Medical Center Ser 2004A (AMBAC Insd)	5.25		05/15/30	2,259,599

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

4,000	University of California, Ser 2007 A (MBIA Insd)	4.50		05/15/37	3,662,080
1,330	Val Verde Unified School District, Ser 2005 B COPs (FGIC Insd)	5.00		01/01/35	1,140,688
770	West Basin California Municipal Water District	5.00		08/01/27	753,368
1,465	Yosemite Community College District, Ser 2008 C (FSA Insd)	0.00		08/01/22	726,801

					187,046,841

	Puerto Rico (3.4%)
5,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.50		10/01/32	5,183,950

	Total Tax-Exempt Municipal Obligations (Cost $194,210,782)				192,230,791

	California Tax-Exempt Short-Term Municipal Bonds (13.9%)
6,400	California Department of Water (Demand 08/01/08)	2.55	†	05/01/22	6,400,000
500	California Department of Water (Demand 08/01/08)	2.55	†	05/01/22	500,000
1,300	California Department of Water (Demand 08/01/08)	2.55	†	05/01/22	1,300,000
1,000	California Infrastructure & Economic (Demand 08/01/08)	2.55	†	04/01/33	1,000,000
2,210	California ST (Demand 08/01/08)	2.55	†	05/01/40	2,210,000
4,200	California, Ser B (Demand 08/01/08)	2.40	†	05/01/34	4,200,000
1,300	California, Ser B (Demand 08/01/08)	2.40	†	05/01/34	1,300,000
2,100	Scramento County Sanitati (Demand 08/01/08)	2.40	†	12/01/39	2,100,000
2,000	Tustin , Improvement Board Act 1915 (Demand 08/01/08)	2.19	†	09/02/13	2,000,000

	Total California Tax-Exempt Short-Term Municipal Bonds (Cost $21,010,000)				21,010,000

	Total Investments (Cost $215,220,782)				213,240,791

	Floating Rate Note Obligations Related to Securities Held (-5.9%)
(9,000)	Notes with interest rate ranging from 2.34% to 4.00% at July 31, 2008 and contractual maturities of collateral ranging from 11/01/13 to 06/15/24 (e) (Cost $(9,000,000)				(9,000,000)

	Total Net Investments (Cost $206,220,782) (f) (g)			134.7	204,240,791

	Other Assets in Excess of Liabilities			6.4	9,822,789

	Preferred Shares of Beneficial Interest			(41.1)	(62,400,000)

	Net Assets Applicable to Common Shareholders			100.0%	$151,663,580

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

RITES	Residual Interest Tax-Exempt Security.

†	Current coupon of variable rate demand obligation.

(a)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $120,116.

(b)	Underlying security related to inverse floaters entered into by the Trust.

(c)	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,052,540 which represents 0.7% of net assets applicable to common shareholders.

(d)	Prerefunded to call date shown.

(e)	Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $16,440,020 are held by the Dealer Trusts and serve as collateral for the $9,000,000 in floating rate note obligations outstanding at that date.

(f)	Securities have been designated as collateral in an amount equal to $72,325,560 in connection with open futures and swap contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JULY 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

221	Long	Swap Future 5 Year September 2008	$23,836,923	$83,086
184	Long	U.S. Treasury Notes 5 Year September 2008	21,128,376	237,442
65	Long	U.S. Treasury Notes 2 Year September 2008	13,780,000	26,292
28	Short	Swap Future 10 Year September 2008	(3,082,625)	(15,033)
99	Short	U.S. Treasury Notes 5 Year September 2008	(11,022,258)	(81,087)
154	Short	U.S. Treasury Bonds 10 Year September 2008	(17,787,000)	(219,563)

	Net Unrealized Appreciation			$31,136

INTEREST RATE SWAP CONTRACTS OPEN AT JULY 31, 2008:

							UNREALIZED
	NOTIONAL	PAYMENTS		PAYMENTS		TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND		MADE BY FUND		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	$10,410	Fixed Rate 5.385%		Floating Rate 0.00%	@	February 14, 2018	$44,347

Bank of America N.A.	2,338	Fixed Rate 5.58		Floating Rate 0.00	@	February 28, 2018	25,999

Bank of America N.A.	2,960	Fixed Rate 5.070		Floating Rate 0.00	@	April 14, 2018	(23,236)

Bank of America N.A.	2,975	Fixed Rate 4.982		Floating Rate 0.00	@	April 15, 2018	(32,666)

Merrill Lynch & Co.	3,975	Fixed Rate 5.00		Floating Rate 0.00	@	April 15, 2018	(41,181)

JPMorgan Chase Bank N.A.	13,270	Floating Rate 0.00	@	Fixed Rate 5.831		February 14, 2023	(111,070)

Bank of America N.A.	2,939	Floating Rate 0.00	@	Fixed Rate 5.99		February 28, 2023	(37,443)

Bank of America N.A.	3,790	Floating Rate 0.00	@	Fixed Rate 5.47		April 14, 2023	5,837

Bank of America N.A.	3,645	Floating Rate 0.00	@	Fixed Rate 5.38		April 15, 2023	14,580

Merrill Lynch & Co.	5,125	Floating Rate 0.00	@	Fixed Rate 5.395		April 15, 2023	18,399

		Net Unrealized Depreciation					($136,435)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Insured Municipal Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
September 18, 2008

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